Expense Example, No Redemption - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2055 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2055 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 647
3 Years	801
5 Years	968
10 Years	1,452
Fidelity Advisor Sustainable Target Date 2055 Fund - Class M
Expense Example, No Redemption:
1 Year	448
3 Years	657
5 Years	883
10 Years	1,532
Fidelity Advisor Sustainable Target Date 2055 Fund - Class C
Expense Example, No Redemption:
1 Year	153
3 Years	474
5 Years	818
10 Years	1,588
Fidelity Advisor Sustainable Target Date 2055 Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Sustainable Target Date 2055 Fund - Class Z
Expense Example, No Redemption:
1 Year	41
3 Years	128
5 Years	224
10 Years	$ 505